INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Provision for income taxes

The components of the provision for income taxes include:

	2014	2013
Current Federal and State	$59,000	$55,000
Deferred: Federal and State	143,000	178,000
Total (benefit) provision for income taxes	$202,000	$233,000

Reconciliation of the statutory federal income tax rate

A reconciliation of the statutory U.S. Federal income tax rate to the Company's effective income tax rate is as follows:

	2014	2013
U.S. Federal Statutory rate	34.0%	34.0%
State and local taxes, net of Federal benefit	0.0	(0.2)
Other	(8.1)	1.8
Change in valuation allowance	(30.1)	(45.6)
Effective income tax rate	(4.3)%	(10.0)%

Deferred income tax assets

The major components of deferred tax assets and liabilities are as follows:

	2014	2013
Deferred tax assets
Inventory	$235,000	176,000
Accrued liabilities	380,000	157,000
Net operating loss carryforwards	2,193,000	777,000
Total deferred income tax assets	2,808,000	1,110,000
Valuation allowance	(2,485,000)	(1,068,000)
Net deferred tax assets	$323,000	42,000

Deferred tax liabilities
Property and Equipment	$324,000	42,000
Goodwill and Intangible assets	321,000	178,000
Total deferred tax liabilities	645,000	220,000

Total net deferred income tax liabilities	$(322,000)	(178,000)